Commitments	6 Months Ended
Jun. 30, 2025
Commitments
Commitments

10.        Commitments

Voyage revenue

The Company enters into time charter arrangements on its vessels. These non-cancellable arrangements had remaining terms between nine day to approximately nine months as at June 30, 2025, assuming redelivery at the earliest possible date. As at December 31, 2024, the non-cancellable arrangements had remaining terms between one day to nine months, assuming redelivery at the earliest possible date. Future net minimum revenues receivable under non-cancellable operating leases as at June 30, 2025 and December 31, 2024, were as follows (vessel off-hires and dry-docking days that could occur but are not currently known are not taken into consideration; in addition early delivery of the vessels by the charterers is not accounted for):

	June 30, 2025	December 31, 2024
Within one year	11,364	19,316
Total	11,364	19,316

These amounts include consideration for other elements of the arrangement apart from the right to use the vessel such as maintenance and crewing and its related costs.

For time charters that qualify as leases, the Company is required to disclose lease and non-lease components of lease revenue. The revenue earned under time charters is not negotiated in its two separate components, but as a whole. For purposes of determining the standalone selling price of the vessel lease and technical management service components of the Company’s time charters, the Company concluded that the residual approach would be the most appropriate method to use given that vessel lease rates are highly variable depending on shipping market conditions, the duration of such charters and the age of the vessel. The Company believes that the standalone transaction price attributable to the technical management service component, including crewing services, is more readily determinable than the price of the lease component and, accordingly, the price of the service component is estimated using data provided by its technical department, which consist of the crew expenses, maintenance and consumable costs and was approximately $4,694 and $3,302 for the three-month periods ended June 30, 2025 and 2024, respectively and $9,493 and $6,470 for the six-month periods ended June 30, 2025 and 2024, respectively. The lease component that is disclosed then is calculated as the difference between total revenue and the non-lease component revenue and was $4,843 and $6,122 for the three-month periods ended June 30, 2025 and 2024 and $8,663 and $10,577 for the six-month periods ended June 30, 2025 and 2024, respectively.

Office lease contract

As further discussed in Note 4 of the 2024 Annual Report the Company has recognised a right of use asset and a corresponding liability with respect to the rental agreement of office space for its operations within a building leased by FG Europe (an affiliate of Globus’s chairman).

10.         Commitments (continued)

The depreciation charge for right-of-use assets for the three-month period ended June 30, 2025 and 2024, was approximately $82 and $78, respectively and for the six-month periods ended June 30, 2025 and 2024, was approximately $164 and $156 respectively. The interest expense on lease liability for the three-month period ended June 30, 2025 and 2024, was approximately $12 and $2, respectively and for the six-month period ended June 30, 2025 and 2024, was approximately $25 and $5, respectively, and recognised in the condensed consolidated statement of comprehensive income/(loss) under depreciation and interest expense and finance costs, respectively.

At June 30, 2025 and December 31, 2024, the current lease liabilities amounted to $338 and $332, respectively, and the non-current lease liabilities amounted to $371 and $531, respectively, and are included in the accompanying condensed consolidated statements of financial position.

Commitments under shipbuilding contracts

On August 18, 2023, the Company signed two contracts for the construction and purchase of two fuel efficient bulk carriers of about 64,000 dwt each. The two vessels are being built at a reputable shipyard in Japan and are scheduled to be delivered during the second half of 2026. The total consideration for the construction of both vessels is approximately $75.5 million (absolute amount), which the Company intends to finance with a combination of debt and equity. In August 2023 the Company paid the first installment of $7.5 million (absolute amount) for both vessels under construction and in August 2024 the Company paid the second installment of $7.5 million (absolute amount) for both vessels under construction.

The contractual annual payments per subsidiary to be made subsequent to June 30, 2025, were as follows:

	Olympia Shipholding S.A.	Thalia Shipholding S.A.	Total
July 1, 2025 to June 30, 2026	3,760	3,760	7,520
July 1, 2026 to December 31, 2026	26,530	26,530	53,060
Total	30,290	30,290	60,580